UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: August 31, 2012

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

August 31, 2012

Annual Repor t

Western Asset

Institutional

AMT Free

Municipal

Money Market

Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Western Asset Institutional AMT Free Municipal Money Market Fund

Fund objective

The Fund seeks current income that is exempt from federal income tax* to the extent consistent with preservation of capital and the maintenance of liquidity.

*	Certain investors may be subject to the federal alternative minimum tax (AMT), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the chairman

Dear Shareholder,

At a meeting held in August 2012, the Fund’s Board of Trustees approved a recommendation from Legg Mason Partners Fund Advisor, LLC, the Fund’s investment manager, to change the fiscal year-end of the Fund from May 31 to August 31. As a result of this change, shareholders are being provided with a short-period annual report for the three-month period from June 1, 2012 through August 31, 2012.

Please read on for a more detailed look at the prevailing economic and market conditions during the Fund’s abbreviated reporting period and to learn how those conditions have affected Fund performance. Please refer to the Fund’s annual report for the period ended May 31, 2012 for additional information.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

September 28, 2012

Western Asset Institutional AMT Free Municipal Money Market Fund	III

Investment commentary

Economic review

The U.S. economy continued to grow over the three-month period from June 1, 2012 through August 31, 2012 (the “reporting period”), however the pace of the expansion was disappointing. Looking back, the Commerce Department reported that first quarter 2012 U.S. gross domestic product (“GDP”)i growth was 2.0%. This was primarily due to less robust private inventory and non-residential fixed investments. The economy slowed further in the second quarter, as GDP growth was a tepid 1.3%. Moderating growth was partially due to weaker consumer spending, which rose only 1.5% in the second quarter, versus 2.4% during the first three months of the year.

The job market remained weak. Unemployment remained elevated during the reporting period. As reported by the U.S. Department of Labor, unemployment was 8.2% in June 2012. The unemployment rate then increased to 8.3% in July before dipping to 8.1% in August.

Meanwhile the housing market brightened, as sales have started to improve of late and home prices appear to be firming. According to the National Association of Realtors (“NAR”), existing-home sales fluctuated throughout the period. However, existing-home sales rose 7.8% on a seasonally adjusted basis in August 2012 versus the previous month. This represented the largest increase in 27 months. In addition, the NAR reported that the median existing-home price for all housing types was $187,400 in July 2012, up 9.5% from July 2011. This marked the sixth consecutive month that home prices rose compared to the same period a year earlier and was the largest year-over-year increase since January 2006.

The manufacturing sector, a relative pillar of strength since the end of the Great Recession, weakened during the reporting period. Looking back, the Institute for Supply Management’s PMI (“PMI”)ii in May 2012 was 53.5 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). The PMI then fell to 49.7 in June, the first contraction in the manufacturing sector since July 2009. While the PMI ticked up to 49.8 in July, it fell to 49.6 in August, and remained in contraction territory.

The Federal Reserve Board (“Fed”)iii took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. Looking back, in September 2011, the Fed announced its intention to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (often referred to as “Operation Twist”). In January 2012, the Fed extended the period it expects to keep the federal funds rateiv at a historically low range between zero and 0.25%, saying “economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate at least through late 2014.” In June, the Fed announced that it would extend Operation Twist until the end of 2012. Finally, in September, after the reporting period ended, the Fed announced a third round of quantitative easing, which involves purchasing $40 billion each month of agency mortgage-backed securities on an open-end basis. In addition, the Fed said that it would further extend Operation Twist and keep the federal funds rate on hold until at least mid-2015.

IV	Western Asset Institutional AMT Free Municipal Money Market Fund

Investment commentary (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and

Chief Executive Officer

September 28, 2012

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report	1

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks current income that is exempt from federal income tax to the extent consistent with preservation of capital and the maintenance of liquidity.

Under normal circumstances, the Fund will invest substantially all of its assets in short-term high-quality municipal securities (“municipal securities”) whose interest is exempt from federal income tax, including the federal alternative minimum tax (“AMT”). Municipal securities include debt obligations issued by any of the fifty states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in municipal securities and other structured securities such as variable rate demand obligations (“VRDOs”)i, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks. Although the Fund will ordinarily not invest in securities the interest on which is subject to federal income tax or the AMT, when Western Asset Management Company (“Western Asset”), the Fund’s subadviser, believes that suitable AMT-free municipal securities are not available, the Fund may temporarily invest up to 20% of its assets in investments that pay interest that may be subject to federal income tax or the AMT.

As a money market fund, the Fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments.

At Western Asset, we utilize a fixed-income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior management personnel, research analysts and an in-house economist. Under this team approach, management of client fixed-income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Q. What were the overall market conditions during the Fund’s reporting period?

A. The spread sectors (non-Treasuries) generated solid results during the three-month reporting period from June 1, 2012 through August 31, 2012. Demand for the spread sectors was generally robust as investors looked to generate incremental yield in the low interest rate environment. In addition, investor sentiment was buoyed by some positive developments in Europe and hopes for additional Federal Reserve Board (“Fed”)ii actions to stimulate the economy.

Both short- and long-term Treasury yields fell during the three-month reporting period. When the reporting period began on June 1, 2012, two-year Treasury yields were 0.27% and ten-year Treasury yields were 1.59%. At the end of the reporting period on August 31, 2012, two- and ten-year Treasury yields were 0.22% and 1.57%, respectively.

With the Fed keeping the federal funds rateiii at a historically low range between zero and 0.25%, the yields available from money market securities continued to be very low during the three months ended August 31, 2012. In addition, the Fed vowed to keep the federal funds rate on hold until at least mid-2015. This put further pressure on money market securities to generate yield.

In our view, the backdrop for municipal credit has improved, albeit at a slow pace. States are repairing their balance sheets while simultaneously anticipating what will likely be significant reductions in federal revenue sharing. We expect to see stress at the state level trickle down to local

2	Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report

Fund overview (cont’d)

governments. Certain sectors, notably Health Care, pose special challenges, and others may also face similar transformation depending on the outcome of state and national elections in November. We expect that defaults may continue but we also feel that municipals came through the Great Recession fairly well, proving the resiliency of this asset class.

Q. How did we respond to these changing market conditions?

A. Given the challenging environment, we continued to emphasize high-quality, top tier securities as we sought to maximize income while preserving capital and maintaining liquidity and diversification. An underlying theme throughout the period was to maintain a large portion of the Fund’s assets in VRDOs. We also eliminated our exposures to VRDOs issued with liquidity from European and U.S. banks that had been downgraded to Tier 2 status by Moody’s.

Performance review

As of August 31, 2012, the seven-day current yield for Institutional Shares of Western Asset Institutional AMT Free Municipal Money Market Fund was 0.04% and the seven-day effective yield, which reflects compounding, was 0.04%.1

Certain investors may be subject to the AMT, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Western Asset Institutional AMT Free Municipal Money Market Fund Yields as of August 31, 2012 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Institutional Shares	0.04%	0.04%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield for Institutional Shares would have been -0.10%.

The manager has voluntarily undertaken to limit Fund expenses in order to maintain a minimum yield. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Q. What were the most significant factors affecting Fund performance?

A. As has been the case in recent years given the Fed’s anchoring of the federal funds rate, the municipal money market yield curveiv was relatively flat during the reporting period and there were typically only slight differences between the yields available from shorter-term municipal money market securities and longer-term securities. Given this and other challenges in the marketplace, we maintained a large allocation to VRDOs. In an attempt to generate incremental yield, at times we also selectively purchased high-quality tax-exempt commercial paper with three-

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report	3

to four-month maturities, as well as municipal notes with maturities between nine- and twelve-month. Overall, these actions were successful in helping the Fund to lock in somewhat higher yields. However, strong demand for these securities caused their yields to moderate during the reporting period, which limited the incremental yield derived by the Fund.

Given the ongoing European sovereign debt crisis and strains on many European financial institutions, we significantly reduced our exposure to VRDOs backed by certain European banks. We also pared our exposure to VRDOs backed by U.S. banks that had been placed on a “watch list” by Moody’s, and subsequently downgraded from a top-tier to a second-tier rating. With rates on their VRDOs moving somewhat higher to compensate investors for the incremental risk, we lost some incremental yield we would have otherwise received. However, we felt reducing those allocations was appropriate given our focus on preservation of capital and the potential risks in the marketplace.

Thank you for your investment in Western Asset Institutional AMT Free Municipal Money Market Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on seeking to achieve the Fund’s investment goals.

Sincerely,

Western Asset Management Company

September 18, 2012

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at one dollar per share, it is still possible to lose money by investing in the Fund. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Variable rate demand obligations (“VRDOs”) are floating rate debt obligations whose yields are pegged to short-term interest rates and may be sold back at par to the dealer/remarketing agent.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The yield curve is the graphical depiction of the relationship, at a given time, between interest rates and securities that have similar characteristics, but differing maturity dates.

4	Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph represents the composition of the Fund’s investments as of August 31, 2012 and May 31, 2012. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report	5

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2012 and held for the six months ended August 31, 2012, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[4]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio†	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio†	Expenses Paid During the Period[5]
Institutional Shares	0.01%	$1,000.00	$1,000.10	0.20%	$0.50	Institutional Shares	5.00%	$1,000.00	$1,024.13	0.20%	$1.02

[1]	For the period June 1, 2012 to August 31, 2012.

[2]

Assumes the reinvestment of all distributions at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent period (92), then divided by 366.

[4]	For the six months ended August 31, 2012.

[5]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

†	In order to maintain a minimum yield, additional waivers were implemented.

6	Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report

Schedule of investments

August 31, 2012

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 101.9%
Alabama — 4.2%
Huntsville, AL, Health Care Authority, TECP	0.190%	10/1/12	$7,700,000	$7,700,000
Huntsville, AL, Health Care Authority, TECP	0.240%	10/3/12	17,530,000	17,530,000
Huntsville, AL, Health Care Authority, TECP	0.190%	11/1/12	10,800,000	10,800,000
Total Alabama				36,030,000
Alaska — 1.9%
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks Community Hospital Foundation Inc., LOC-Bank of Montreal	0.150%	4/1/29	16,635,000	16,635,000	(a)(b)
Arizona — 0.7%
Phoenix, AZ, IDA Revenue, Southwestern College Phoenix, LOC-Comerica Bank	0.240%	7/1/33	3,045,000	3,045,000	(a)(b)
Tempe, AZ, Transportation Excise Tax Revenue, SPA-Royal Bank of Canada	0.180%	7/1/37	2,870,000	2,870,000	(a)(b)
Total Arizona				5,915,000
California — 7.9%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Pathways Home Health Hospice, LOC-U.S. Bank	0.170%	10/1/34	1,300,000	1,300,000	(a)(b)
ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
On Lok Senior Health Services, LOC-Wells Fargo Bank N.A.	0.150%	8/1/38	100,000	100,000	(a)(b)
Santa Cruz Montessori School, LOC-Comerica Bank	0.240%	1/1/37	3,700,000	3,700,000	(a)(b)
Alameda, CA, Public Financing Authority, Multi-Family Revenue, LIQ-FNMA	0.230%	5/15/35	2,360,000	2,360,000	(a)(b)
Antelope Valley, CA, Community College District, GO	2.000%	11/30/12	300,000	301,232
California EFA Revenue, Stanford University	0.130%	10/1/17	100,000	100,000	(a)(b)
California Infrastructure & Economic Development Bank Revenue:
Loyola High School District, LOC-First Republic Bank, FHLB	0.200%	12/1/35	1,200,000	1,200,000	(a)(b)
Pacific Gas & Electric Co., LOC-Wells Fargo Bank N.A.	0.150%	12/1/16	7,250,000	7,250,000	(a)(b)
California MFA Revenue, Trinity School, LOC-Comerica Bank	0.240%	6/1/37	2,255,000	2,255,000	(a)(b)
California State MFA Revenue, Louisiana Sierra University, LOC-Wells Fargo Bank N.A.	0.150%	8/1/20	1,900,000	1,900,000	(a)(b)
California Statewide CDA, Kaiser Permanente	0.160%	4/1/38	8,800,000	8,800,000	(a)(b)
California Statewide CDA Revenue:
Kaiser Credit Group	0.150%	4/1/36	7,000,000	7,000,000	(a)(b)

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report	7

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Kaiser Permanente	0.160%	4/1/32	$5,000,000	$5,000,000	(a)(b)
Contra Costa County, CA, Multi-Family Mortgage Revenue, Bay Apartment Communities Inc., LIQ-FNMA	0.150%	11/15/22	1,000,000	1,000,000	(a)(b)
Corono-Norca, CA, USD, GO	2.000%	12/31/12	3,900,000	3,922,482
Irvine, CA, USD Special Tax Revenue, Community Facilities District No. 09-1, LOC-U.S. Bank N.A.	0.180%	9/1/51	200,000	200,000	(a)(b)
Los Angeles, CA, Department of Water & Power Waterworks Revenue, SPA-Royal Bank of Canada	0.150%	7/1/35	17,700,000	17,700,000	(a)(b)
Oxnard, CA, School District, GO, TRAN	2.000%	9/30/12	1,395,000	1,396,896
Sacramento, CA, MUD, TECP, LOC-Barclays Bank PLC	0.190%	11/1/12	2,650,000	2,650,000
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Public Safety Project, LOC-Wells Fargo Bank N.A.	0.190%	4/1/39	515,000	515,000	(a)(b)
Total California				68,650,610
Colorado — 0.7%
Arapahoe County, CO, Exelsior Youth Centers Inc., LOC-US Bank	0.190%	12/1/15	1,735,000	1,735,000	(a)(b)
Colorado Educational and Cultural Facilities, Nature Conservancy, Project A	0.190%	7/1/27	143,000	143,000	(a)(b)
Colorado HFA Revenue, Multi-Family Project, SPA-FHLB	0.170%	10/1/30	2,760,000	2,760,000	(a)(b)
Colorado State Educational & Cultural Facilities Authority Revenue, Oaks Christian School Project, LOC-U.S. Bank N.A.	0.190%	5/1/33	450,000	450,000	(a)(b)
Park 70 Metropolitan District, CO, GO, Limited Tax Convertible Unlimited Tax, LOC-U.S. Bank N.A.	0.800%	12/1/12	1,365,000	1,365,000
Total Colorado				6,453,000
Connecticut — 0.9%
Connecticut State HEFA Revenue:
Hoffman Summerwood Community, LOC-TD Bank N.A.	0.180%	7/1/37	100,000	100,000	(a)(b)
St. Joseph College, LOC-Sovereign Bank FSB & Bank of New York Mellon	0.160%	7/1/38	2,525,000	2,525,000	(a)(b)
Westover School, LOC-TD Bank N.A.	0.160%	7/1/30	1,000,000	1,000,000	(a)(b)
Connecticut State HFA, Housing Mortgage Finance Program Revenue, SPA-Bank of Tokyo-Mitsubishi UFJ	0.160%	11/15/41	1,100,000	1,100,000	(a)(b)
Easton, CT, GO, BAN	1.000%	7/3/13	1,248,000	1,256,002
Killingly, CT, GO, BAN	1.500%	5/1/13	1,200,000	1,209,757
Salem, CT, GO, BAN	1.000%	7/9/13	350,000	351,184
Total Connecticut				7,541,943

See Notes to Financial Statements.

8	Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report

Schedule of investments (cont’d)

August 31, 2012

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
District of Columbia — 2.1%
District of Columbia Revenue:
American Sociological Association, LOC-PNC Bank N.A.	0.170%	12/1/37	$5,465,000	$5,465,000	(a)(b)
Jesuit Conference, LOC-PNC Bank	0.170%	10/1/37	4,600,000	4,600,000	(a)(b)
Vestry Rock Creek Parish, LOC-PNC Bank N.A.	0.170%	11/1/37	2,600,000	2,600,000	(a)(b)
Washington Center for Internships and Academic Seminars, LOC-Branch Banking & Trust	0.160%	2/1/48	5,900,000	5,900,000	(a)(b)
Total District of Columbia				18,565,000
Florida — 1.8%
Florida State Board of Education Public Education, GO:
Capital Outlay	3.000%	6/1/13	1,465,000	1,495,595
Capital Outlay	5.000%	6/1/13	400,000	414,153
Capital Outlay	5.000%	6/1/13	200,000	207,108
Florida State, GO, Department of Transportation, Right of Way	5.250%	7/1/13	685,000	713,516
Martin County, FL, Health Facilities Authority, Hospital Revenue, Martin Memorial Medical Center, LOC-Wells Fargo Bank N.A.	0.150%	11/15/32	3,815,000	3,815,000	(a)(b)
Orange County, FL, Housing Finance Authority, Walk Apartments LLC, FNMA, LIQ-FNMA	0.150%	6/1/25	1,700,000	1,700,000	(a)(b)
Orlando, FL, Capital Improvement Special Revenue	5.000%	10/1/12	815,000	818,181
Orlando, FL, Utilities Commission, Utility System Revenue	3.000%	10/1/12	450,000	451,018
Orlando, FL, Utilities Commission, Utility System Revenue	5.000%	10/1/12	400,000	401,562
Polk County, FL, School Board COP, Master Lease Program, LOC-Wells Fargo Bank N.A.	0.210%	1/1/28	2,400,000	2,400,000	(a)(b)
UCF Health Facilities Corp., FL, Capital Improvement Revenue, UCF Health Sciences Campus, LOC-Fifth Third Bank	0.260%	7/1/37	3,395,000	3,395,000	(a)(b)
Total Florida				15,811,133
Georgia — 2.3%
Atlanta, GA, Development Authority Revenue, Georgia Aquarium Inc. Project, LOC-SunTrust Bank & FHLB	0.140%	10/1/33	4,000,000	4,000,000	(a)(b)
Cobb County, GA, Development Authority Educational Facilities Revenue, Mount Paran Christian School Inc. Project, LOC-Wells Fargo Bank N.A.	0.170%	7/1/22	550,000	550,000	(a)(b)
Gainesville & Hall County, GA, Development Authority Revenue, Senior Living Facility, Lanier Village Estates Inc., Radian, TD Bank N.A.	0.150%	11/15/33	2,800,000	2,800,000	(a)(b)
Georgia State Road & Tollway Authority Revenue	4.000%	3/1/13	200,000	203,735

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report	9

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue, PNC Bank	0.200%	7/1/25	$7,350,000	$7,350,000	(a)(b)
Thomasville, GA, Hospital Authority Revenue:
Anticipation CTFS, John Archbold Medical Center Inc., LOC-Branch Banking & Trust	0.160%	11/1/23	2,390,000	2,390,000	(a)(b)
Anticipation CTFS, John D Archbold Memorial Hospital, LOC-Branch Banking & Trust	0.160%	11/1/39	2,550,000	2,550,000	(a)(b)
Total Georgia				19,843,735
Illinois — 8.7%
Bloomington & Normal, IL, Airport Authority Revenue, Central Illinois Regional Airport, LOC-Northern Trust Co.	0.210%	1/1/27	2,000,000	2,000,000	(a)(b)
Channahon, IL, Revenue, Morris Hospital, LOC-U.S. Bank N.A.	0.160%	12/1/34	3,000,000	3,000,000	(a)(b)
Chicago, IL, Tax Increment Revenue, Tax Allocation Bonds, Near North Redevelopment Project, Senior Lien, LOC-Bank of New York	0.190%	1/1/19	18,725,000	18,725,000	(a)(b)
Chicago, IL, Water Revenue, SPA-JPMorgan Chase	0.200%	11/1/30	700,000	700,000	(a)(b)
Cook County, IL, Catholic Theological University Project, LOC-Harris Trust and Savings Bank	0.190%	2/1/35	2,980,000	2,980,000	(a)(b)
Illinois EFA Revenue, The Adler Planetarium, LOC-PNC Bank N.A.	0.140%	4/1/31	1,000,000	1,000,000	(a)(b)
Illinois Finance Authority Revenue:
Dominican University, LOC-JPMorgan Chase	0.180%	3/1/36	4,500,000	4,500,000	(a)(b)
Elmhurst Memorial Healthcare, LOC-JPMorgan Chase	0.180%	1/1/48	2,910,000	2,910,000	(a)(b)
Everest Academy of Lemont Inc., LOC-First Midwest Bank N.A., FHLB	0.270%	2/1/34	6,450,000	6,450,000	(a)(b)
GO, Latin School Project, LOC-JPMorgan Chase	0.180%	8/1/35	1,100,000	1,100,000	(a)(b)
Illinois College, LOC-U.S. Bank	0.180%	10/1/30	6,935,000	6,935,000	(a)(b)
Little Co. of Mary Hospital, LOC-JPMorgan Chase	0.180%	8/15/35	1,515,000	1,515,000	(a)(b)
Loyola Academy, LOC-JPMorgan Chase	0.170%	10/1/37	10,000,000	10,000,000	(a)(b)
Uhlich Children’s Advantage, LOC-JPMorgan Chase	0.190%	5/1/36	4,605,000	4,605,000	(a)(b)
University of Chicago Medical Center, LOC-Wells Fargo Bank N.A.	0.180%	8/1/44	1,900,000	1,900,000	(a)(b)
Illinois Finance Authority, MFH Revenue, Liberty Towers Associates, LOC-Harris N.A.	0.190%	10/1/39	1,785,000	1,785,000	(a)(b)
Illinois State Development Finance Authority, Fenwick High School Project Revenue, LOC-PNC Bank N.A.	0.150%	3/1/32	4,450,000	4,450,000	(a)(b)
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	2.000%	6/15/13	725,000	734,765
Total Illinois				75,289,765

See Notes to Financial Statements.

10	Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report

Schedule of investments (cont’d)

August 31, 2012

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Indiana — 2.4%
Fort Wayne, IN, Waterworks Utility Revenue, BAN	0.480%	2/5/13	$6,010,000	$6,010,000
Indiana State Development Finance Authority Revenue, Educational Facilities, Christel House Inc. Project, LOC-Fifth Third Bank	0.260%	2/1/23	3,130,000	3,130,000	(a)(b)
Indiana State Finance Authority Revenue:
Lease Appropriation, SPA-JPMorgan Chase	0.180%	2/1/37	1,000,000	1,000,000	(a)(b)
Lease Appropriation, SPA-JPMorgan Chase	0.180%	2/1/39	2,800,000	2,800,000	(a)(b)
Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	0.150%	4/15/39	4,685,000	4,685,000	(a)(b)
St. Joseph County, IN, EDR, Logan Community Resources Inc. Project, LOC-PNC Bank N.A.	0.160%	5/1/34	2,815,000	2,815,000	(a)(b)
Total Indiana				20,440,000
Iowa — 0.1%
Iowa Finance Authority, Health Facilities Revenue, Iowa Health System, LOC-JPMorgan Chase	0.180%	2/15/35	500,000	500,000	(a)(b)
Kansas — 0.6%
Sedgwick County, KS, USD No. 259, GO	5.000%	10/1/12	600,000	602,324
Topeka, KS, GO, Notes	1.000%	10/1/13	4,635,000	4,652,706	(c)
Total Kansas				5,255,030
Kentucky — 3.1%
Berea, KY, Educational Facilities Revenue	0.190%	6/1/29	100,000	100,000	(a)(b)
Berea, KY, Educational Facilities Revenue, Berea College Project	0.190%	6/1/32	10,300,000	10,300,000	(a)(b)
Boyle County, KY, Hospital Revenue, Ephraim McDowell Health Project, LOC-Branch Banking & Trust	0.150%	4/1/36	3,670,000	3,670,000	(a)(b)
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue, Baptist Healthcare System, LOC-Branch Banking & Trust	0.140%	8/15/38	10,700,000	10,700,000	(a)(b)
Williamstown, KY, League of Cities Funding Trust Lease Revenue, LOC-U.S. Bank N.A.	0.160%	7/1/38	2,225,000	2,225,000	(a)(b)
Total Kentucky				26,995,000
Louisiana — 4.8%
Louisiana PFA Revenue, Tiger Athletic, LOC-Capital One N.A., FHLB	0.170%	9/2/33	7,500,000	7,500,000	(a)(b)
Louisiana State PFA Revenue, Tiger Athletic Foundation, LOC-Capital One N.A., FHLB	0.170%	9/2/39	12,585,000	12,585,000	(a)(b)
St. James Parish, LA, Revenue, Nustar Logistics LP Project, LOC-JPMorgan Chase	0.160%	12/1/40	19,200,000	19,200,000	(a)(b)
St. Tammany Parish, LA, Development District Revenue, Rooms to Go St. Tammany LLC, LOC-SunTrust Bank	0.380%	7/1/38	1,900,000	1,900,000	(a)(b)
Total Louisiana				41,185,000

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report	11

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Maine — 0.4%
Maine State Municipal Bond Bank Revenue	3.000%	11/1/12	$150,000	$150,668
Maine State Turnpike Authority Revenue, AMBAC	5.000%	7/1/13	3,600,000	3,742,210	(d)
Total Maine				3,892,878
Maryland — 1.1%
Maryland State Health & Higher EFA Revenue, University of Maryland Medical System, LOC-SunTrust Bank	0.180%	7/1/41	5,100,000	5,100,000	(a)(b)
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development, GNMA, FNMA, FHLMC, FHA, LOC-FNMA, FHLMC	0.160%	7/1/36	2,250,000	2,250,000	(a)(b)
Washington County, MD, EDR, St. James School Project, LOC-PNC Bank NA	0.170%	11/1/29	2,100,000	2,100,000	(a)(b)
Total Maryland				9,450,000
Massachusetts — 1.3%
Haverhill, MA, GO, Anticipation Notes	1.500%	12/14/12	1,000,000	1,002,315
Lawrence, MA, GO:
BAN	1.500%	9/1/12	1,300,000	1,300,000
BAN	1.250%	9/1/13	4,000,000	4,022,040	(c)
Massachusetts State DFA Revenue, Wentworth Institute of Technology, LOC-JPMorgan Chase	0.170%	10/1/33	2,160,000	2,160,000	(a)(b)
Massachusetts State IFA Revenue, Nova Realty Trust, LOC-TD Bank N.A.	0.160%	12/1/24	1,900,000	1,900,000	(a)(b)
Westfield, MA, GO, BAN	1.250%	10/12/12	800,000	800,717
Total Massachusetts				11,185,072
Michigan — 1.0%
Michigan State Housing Development Authority, SPA-Barclays Bank PLC	0.160%	12/1/35	6,295,000	6,295,000	(a)(b)
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	0.170%	1/1/26	2,500,000	2,500,000	(a)(b)
Total Michigan				8,795,000
Missouri — 2.5%
Curators of the University of Missouri, System Facilities Revenue	5.000%	11/1/12	665,000	670,258
Missouri State HEFA, BJC Health Systems, SPA-U.S. Bank N.A.	0.160%	5/15/38	13,100,000	13,100,000	(a)(b)
Missouri State HEFA Revenue, BJC Health Systems, SPA-Bank of Nova Scotia & JPMorgan Chase	0.170%	5/15/34	7,200,000	7,200,000	(a)(b)
Missouri State HEFA, Educational Facilities Revenue, St. Louis Priory School Project, LOC-U.S. Bank N.A.	0.220%	2/1/33	1,100,000	1,100,000	(a)(b)
Total Missouri				22,070,258

See Notes to Financial Statements.

12	Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report

Schedule of investments (cont’d)

August 31, 2012

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Montana — 0.3%
Montana Facility Finance Authority Revenue, Sisters of Charity of Leavenworth Health System SPA-JPMorgan Chase	0.180%	12/1/35	$2,900,000	$2,900,000	(a)(b)
New Hampshire — 0.3%
New Hampshire State HEFA Revenue, University System	0.200%	7/1/33	2,600,000	2,600,000	(a)(b)
New Jersey — 5.9%
Bergen County, NJ, Improvement Authority, Governmental Loan Revenue, County GTD	4.000%	2/15/13	285,000	289,826
Clifton, NJ, GO, BAN	1.000%	10/25/12	1,000,000	1,000,513
Delaware River Port Authority of Pennsylvania & New Jersey Revenue, LOC-TD Bank N.A.	0.160%	1/1/26	6,000,000	6,000,000	(a)(b)
Fair Lawn, NJ, GO, BAN	1.000%	9/21/12	1,800,000	1,800,549
Franklin Lakes, NJ, GO, BAN	1.000%	10/26/12	974,950	975,767
Garfield, NJ, GO, BAN	1.250%	12/7/12	1,500,000	1,501,495
Gloucester Township, NJ, GO, BAN	1.500%	6/4/13	1,205,000	1,213,150
Hudson County, NJ, Improvement Authority Revenue, BAN	1.500%	8/7/13	5,200,000	5,238,460
Middlesex County, NJ, Improvement Authority Revenue, North Brunswick Township Project, NATL, FGIC	5.000%	10/1/12	430,000	431,678
Monmouth County, NJ, Improvement Authority Lease Revenue, Capital Equipment Pooled	2.000%	10/1/12	360,000	360,510
Montclair Township, NJ, GO:
Notes	1.250%	12/14/12	3,574,677	3,578,904
Tax Notes	1.250%	12/14/12	1,455,590	1,457,310
Temporary Notes	1.250%	12/14/12	2,270,000	2,272,684
New Jersey Health Care Facilities Financing Authority Revenue, Virtua Health Inc., LOC-TD Bank N.A.	0.150%	7/1/43	3,700,000	3,700,000	(a)(b)
New Jersey State EFA Revenue, Princeton Theological Seminary	3.000%	7/1/13	175,000	179,015
New Jersey State Health Care Facilities Financing Authority Revenue, RWJ Health Care Corp., LOC-TD Bank N.A.	0.150%	7/1/32	5,600,000	5,600,000	(a)(b)
Ocean County, NJ, GO, General Improvement	2.000%	6/1/13	350,000	354,619
River Vale, NJ, GO, BAN	1.000%	1/11/13	6,100,000	6,109,180
South Orange Village Township, NJ, GO:
BAN	2.000%	9/7/12	1,070,000	1,070,235
BAN	1.500%	1/30/13	2,801,000	2,811,532	(c)
BAN	2.000%	1/30/13	2,050,000	2,062,645
Stafford Township, NJ, GO	2.000%	1/15/13	100,000	100,462

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report	13

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Sussex County, NJ, Municipal Utilities Authority Revenue, Paulins Kill Basin Project Notes	1.500%	2/15/13	$1,046,000	$1,050,749
Teaneck Township, NJ, Board of Education, GO, School Energy Savings, School Board Reserve Fund	2.000%	4/1/13	135,000	136,013
Verona Township, NJ, GO, BAN	1.000%	12/14/12	1,316,000	1,317,709
Total New Jersey				50,613,005
New York — 10.7%
Arlington, NY, CSD, GO, BAN	1.000%	11/16/12	1,459,700	1,461,147
Brookhaven, NY, GO, BAN	1.000%	9/28/12	9,300,000	9,303,821
Central Islip, NY, Union Free School District, GO, BAN	1.000%	9/14/12	9,300,000	9,301,246
Columbia County, NY, GO, BAN	1.000%	5/14/13	2,203,200	2,210,234
Erie County, NY, Industrial Development Agency, School Facility Revenue, School District Buffalo Project	5.000%	5/1/13	460,000	474,544
Harborfields, NY, CSD, GO, Greenlawn TAN	1.000%	6/21/13	6,200,000	6,235,712	(c)
Islip, NY, GO, BAN	1.000%	12/14/12	515,000	515,669
Nassau Health Care Corp., NY, Revenue, LOC-TD Bank N.A.	0.140%	8/1/29	8,300,000	8,300,000	(a)(b)
New York City, NY, GO, LOC-JPMorgan Chase	0.160%	8/1/17	900,000	900,000	(a)(b)
New York City, NY, Health & Hospital Corp. Revenue, LOC-JPMorgan Chase	0.200%	2/15/26	3,950,000	3,950,000	(a)(b)
New York City, NY, Industrial Development Agency, Civic Facility Revenue:
College of Mount St. Vincent, Radian, TD Bank N.A.	0.150%	6/1/36	2,625,000	2,625,000	(a)(b)
Jewish Board of Family and Children’s Services Inc., LOC-TD Bank N.A.	0.150%	7/1/25	7,600,000	7,600,000	(a)(b)
Refunding and Improvement, 2007 All Stars Project, LOC-JPMorgan Chase	0.220%	12/1/36	4,000,000	4,000,000	(a)(b)
New York City, NY, Trust for Cultural Resources Revenue:
American Museum of Natural History, SPA-Wells Fargo Bank N.A.	0.150%	4/1/29	2,000,000	2,000,000	(a)(b)
American Museum of Natural History, SPA-Wells Fargo Bank N.A.	0.150%	4/1/44	3,550,000	3,550,000	(a)(b)
New York State Dormitory Authority Revenue:
Cornell University\SPA-JPMorgan Chase	0.200%	7/1/30	760,000	760,000	(a)(b)
Non-State Supported Debt, Northern Westchester Association, LOC-TD Bank N.A.	0.160%	11/1/34	1,300,000	1,300,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.200%	7/1/32	2,000,000	2,000,000	(a)(b)
Non-State Supported Debt, Wagner College, LOC-TD Bank N.A.	0.150%	7/1/38	3,600,000	3,600,000	(a)(b)

See Notes to Financial Statements.

14	Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report

Schedule of investments (cont’d)

August 31, 2012

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
State Supported Debt, City University of New York, LOC-TD Bank N.A.	0.160%	7/1/31	$7,500,000	$7,500,000	(a)(b)
Wagner College, LOC-TD Bank N.A.	0.150%	7/1/28	3,970,000	3,970,000	(a)(b)
New York, NY, GO:
LIQ-Bank of Nova Scotia	0.170%	8/1/20	1,000,000	1,000,000	(a)(b)
LOC-Wells Fargo Bank N.A.	0.160%	4/1/42	2,200,000	2,200,000	(a)(b)
North Shore, NY, CSD, GO, TAN	1.000%	6/20/13	350,000	351,475
Tonawanda Town, NY, GO, BAN	1.000%	9/6/12	2,900,000	2,900,181
Wallkill, NY, GO, BAN	1.250%	9/7/12	2,710,000	2,710,181
West Hempstead, NY, Union Free School District, GO, TAN	1.000%	6/21/13	1,800,000	1,809,500
Total New York				92,528,710
North Carolina — 8.7%
Asheville, NC, Limited Obligation	3.000%	4/1/13	200,000	203,009
Mecklenburg County, NC, COP, SPA-Branch Banking and Trust	0.160%	2/1/26	3,270,000	3,270,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue:
High Point University Project, LOC-Branch Banking & Trust	0.160%	5/1/30	1,950,000	1,950,000	(a)(b)
Summit School Inc. Project, LOC-Branch Banking & Trust	0.160%	6/1/33	2,795,000	2,795,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, LOC-Wells Fargo Bank N.A.	0.160%	4/1/29	1,740,000	1,740,000	(a)(b)
North Carolina Medical Care Commission, Health Care Facilities Revenue, University Health Systems of Eastern Carolina Inc., LOC-Branch Banking & Trust	0.150%	12/1/36	3,890,000	3,890,000	(a)(b)
North Carolina State Capital Facilities Finance Agency, Educational Facilities Revenue:
Canterbury School Inc. Project, LOC-Branch Banking & Trust	0.160%	8/1/22	300,000	300,000	(a)(b)
Forsyth Country Day School Inc., LOC-Branch Banking & Trust	0.160%	12/1/31	9,600,000	9,600,000	(a)(b)
North Carolina State Ports Authority Facilities Revenue, LOC-Branch Banking & Trust	0.160%	6/1/36	4,985,000	4,985,000	(a)(b)
Orange, NC, Water & Sewer Authority, System Revenue, SPA-Wells Fargo Bank N.A.	0.160%	7/1/29	19,900,000	19,900,000	(a)(b)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.160%	2/1/34	26,000,000	26,000,000	(a)(b)
Raleigh, NC, GO	4.000%	12/1/12	650,000	656,071
Total North Carolina				75,289,080

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report	15

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
North Dakota — 0.2%
North Dakota State Building Authority Revenue, Facilities Improvement	3.000%	12/1/12	$1,715,000	$1,726,741
Ohio — 1.6%
Columbus, OH, GO	5.000%	7/1/13	720,000	748,478
Marysville, OH, GO, BAN- Wastewater Treatment System	1.500%	5/30/13	750,000	754,713
Montgomery County, OH, Revenue, Miami Valley Hospital, SPA-Barclays Bank PLC	0.180%	11/15/39	6,500,000	6,500,000	(a)(b)
Ohio State Air Quality Development Authority Revenue, Timken Co. Project, LOC-Fifth Third Bank	0.350%	11/1/25	3,600,000	3,600,000	(a)(b)
Ohio State Higher Educational Facilities Revenue, Xavier University Project, Series B, LOC-U.S. Bank N.A.	0.150%	11/1/30	1,345,000	1,345,000	(a)(b)
Ohio State University Revenue	5.000%	12/1/12	605,000	612,167
Total Ohio				13,560,358
Oregon — 0.9%
Deschutes County, OR, Administrative School District No. 1, GO, AGM, School Board Guaranty	5.000%	6/15/13	780,000	809,064
Oregon State Department of Transportation, Highway User Tax Revenue	5.000%	11/15/12	180,000	181,729
Oregon State Facilities Authority Revenue, Episcopal School Projects, LOC-U.S. Bank	0.160%	10/1/34	2,755,000	2,755,000	(a)(b)
Oregon State, GO, Veterans Welfare, SPA-U.S. Bank N.A.	0.180%	6/1/40	3,100,000	3,100,000	(a)(b)
Tri-County, OR, Metropolitan Transportation District Revenue	1.000%	9/1/13	650,000	654,654
Total Oregon				7,500,447
Pennsylvania — 8.9%
Adams County, PA, IDA Revenue, LOC-PNC Bank N.A.	0.150%	6/1/32	6,415,000	6,415,000	(a)(b)
Allegheny County, PA, GO, LOC-JPMorgan Chase	0.180%	11/1/16	1,200,000	1,200,000	(a)(b)
Allegheny County, PA, Higher Education Building Authority, University Revenue, Carnegie Mellon University, SPA-Bank of New York	0.180%	12/1/37	6,000,000	6,000,000	(a)(b)
Allegheny County, PA, IDA, Little Sisters of the Poor Project, LOC-PNC Bank N.A.	0.170%	1/1/28	1,900,000	1,900,000	(a)(b)
Butler County, PA, General Authority Revenue, School District Erie Project, LOC-PNC Bank N.A.	0.170%	9/1/29	6,780,000	6,780,000	(a)(b)
Butler County, PA, General Authority Revenue, GO, Canon-Mcmillan School District Project, AGM, SPA-PNC Bank N.A.	0.270%	12/1/33	5,900,000	5,900,000	(a)(b)
Central Dauphin, PA, School District, GO	3.000%	12/1/12	1,355,000	1,363,836
Geisinger Authority, PA, Health System Revenue, Geisinger Health System, SPA-PNC Bank N.A.	0.180%	8/1/22	2,100,000	2,100,000	(a)(b)

See Notes to Financial Statements.

16	Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report

Schedule of investments (cont’d)

August 31, 2012

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Governor Mifflin, PA, School District, GO, LOC-PNC Bank N.A.	0.170%	4/1/29	$1,500,000	$1,500,000	(a)(b)
Greater Latrobe, PA, School Authority Revenue, FGIC	5.000%	4/1/13	425,000	436,299
Lehighton, PA, Area School District, GO	2.000%	11/15/12	590,000	592,102
Luzerne County, PA, IDA, Lease Revenue, GTD, LOC-PNC Bank N.A.	0.170%	11/1/26	5,800,000	5,800,000	(a)(b)
Mars, PA, Area School District, GO, Notes	1.000%	3/1/13	800,000	801,197
Montgomery County, PA, IDA Revenue:
LaSalle College, LOC-PNC Bank N.A.	0.160%	11/1/37	14,600,000	14,600,000	(a)(b)
Northwestern Human Services Inc., LOC-TD Bank N.A.	0.150%	6/1/33	7,300,000	7,300,000	(a)(b)
Pennsylvania Economic Development Financing Authority, Fitzpatrick Container Co., LOC-PNC Bank N.A.	0.280%	8/1/26	1,700,000	1,700,000	(a)(b)
Pennsylvania State Higher EFA Revenue:
Association Independent Colleges & Universities, Waynesburg College, LOC-PNC Bank N.A.	0.230%	11/1/18	1,400,000	1,400,000	(a)(b)
Multi-Modal, Drexel University, LOC-Wells Fargo Bank N.A.	0.170%	5/1/37	1,600,000	1,600,000	(a)(b)
Philadelphia, PA, Authority For Industrial Development, Gift of Life Donor Programme Project, LOC-Commerce Bank N.A.	0.160%	12/1/34	1,405,000	1,405,000	(a)(b)
Ridley, PA, School District, GO, LOC-TD Bank N.A.	0.180%	11/1/29	2,745,000	2,745,000	(a)(b)
State Public School Building Authority, Albert Gallatin Area Schools, AGM, SPA-PNC Bank	0.270%	9/1/24	4,965,000	4,965,000	(a)(b)
University of Pittsburgh, PA, Commonwealth System of Higher Education Revenue, Capital Project	5.000%	9/15/12	350,000	350,629
Total Pennsylvania				76,854,063
Puerto Rico — 0.2%
Commonwealth of Puerto Rico, GO, Public Improvement, AGM, SPA-JPMorgan Chase	0.220%	7/1/29	2,000,000	2,000,000	(a)(b)
South Carolina — 0.4%
Beaufort County, SC, GO, BAN	1.500%	5/10/13	900,000	905,966
Dillon County, SC, School Facilities Corp. Revenue, Construction Notes	3.000%	4/1/13	1,100,000	1,116,271
Richland County, SC, School District No. 2, GO	2.000%	5/1/13	400,000	404,549
Rock Hill, SC, Utility System Revenue, BAN	2.000%	12/14/12	350,000	351,601
York County, SC, School District No. 3, GO, Rock Hill School District	5.000%	3/1/13	500,000	511,594
Total South Carolina				3,289,981

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report	17

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Tennessee — 3.5%
Blount County, TN, Public Building Authority:
Local Government Public Improvement, LOC-Branch Banking & Trust	0.160%	6/1/37	$1,700,000	$1,700,000	(a)(b)
Local Government Public Improvement, LOC-Branch Banking & Trust	0.160%	6/1/37	1,475,000	1,475,000	(a)(b)
Blount County, TN, Public Building Authority Revenue, Local Government Public Improvement, LOC-Branch Banking & Trust	0.160%	6/1/30	25,800,000	25,800,000	(a)(b)
Murfreesboro, TN, GO	5.000%	6/1/13	500,000	517,538
Tennessee State School Bond Authority Revenue, Higher Educational Facilities 2nd Program	3.500%	5/1/13	500,000	510,768
Total Tennessee				30,003,306
Texas — 4.5%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Methodist Hospital	0.170%	12/1/24	500,000	500,000	(a)(b)
Methodist Hospital	0.170%	12/1/27	3,800,000	3,800,000	(a)(b)
Harris County, TX, Cultural Education Facilities Finance Corp. Special Facilities Revenue, Texas Medical Center, LOC-JPMorgan Chase	0.180%	9/1/31	900,000	900,000	(a)(b)
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Baylor College of Medicine, AMBAC, LOC-Wells Fargo Bank N.A.	0.210%	11/15/47	1,825,000	1,825,000	(a)(b)
Harris County, TX, Revenue, Toll Road, NATL, FGIC	5.000%	8/15/13	365,000	381,361
Houston, TX, Higher Education Finance Corp. Revenue, William Marsh Rice University Project	0.150%	5/15/48	3,175,000	3,175,000	(a)(b)
Judson, TX, ISD, GO, School Building, PSF	5.000%	2/1/13	425,000	433,430
Metropolitan Higher Education Authority, TX, Revenue, University of Dallas, LOC-JPMorgan Chase	0.200%	8/1/38	8,865,000	8,865,000	(a)(b)
San Antonio, TX, Water Revenue	3.000%	5/15/13	175,000	178,396
Texas State, GO, Mobility Fund, Royal Bank of Canada	0.190%	4/1/30	6,250,000	6,250,000	(a)(b)
University of North Texas, TECP	0.180%	10/5/12	1,105,000	1,105,000
University of North Texas, TECP	0.210%	10/5/12	7,227,000	7,227,000
University of Texas, TX, Permanent University Fund Revenue	0.130%	7/1/38	4,000,000	4,000,000	(a)(b)
Total Texas				38,640,187
Utah — 0.9%
Utah County, UT, Heritage Schools Project, LOC-U.S. Bank	0.160%	12/1/15	2,085,000	2,085,000	(a)(b)
Utah Water Finance Agency Revenue, LIQ-JPMorgan Chase	0.160%	10/1/37	5,300,000	5,300,000	(a)(b)
Total Utah				7,385,000

See Notes to Financial Statements.

18	Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report

Schedule of investments (cont’d)

August 31, 2012

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Vermont — 0.1%
Vermont Educational & Health Buildings Financing Agency Revenue, Southwestern Vermont Medical Center, LOC-TD Bank N.A.	0.210%	10/1/38	$1,210,000	$1,210,000	(a)(b)
Virginia — 1.8%
Fauquier County, VA, IDA Revenue, Highland School Project, LOC-Branch Banking & Trust	0.160%	12/1/33	3,950,000	3,950,000	(a)(b)
Lynchburg, VA, IDA Revenue:
Centra Health Inc., NATL, LOC-Branch Banking & Trust	0.160%	1/1/35	6,550,000	6,550,000	(a)(b)
Central Health, NATL, LOC-Branch Banking & Trust	0.160%	1/1/35	1,760,000	1,760,000	(a)(b)
Virginia College Building Authority, VA, Educational Facilities Revenue, 21st Century College, SPA-Wells Fargo Bank N.A. Refunding, University Richmond Project	0.210%	11/1/36	800,000	800,000	(a)(b)
Virginia Commonwealth University, Health System Authority Revenue, AMBAC, LOC-Wells Fargo Bank N.A.	0.190%	7/1/30	2,400,000	2,400,000	(a)(b)
Virginia State Commonwealth Transportation Board, Transportation Revenue	2.500%	5/15/13	400,000	406,354
Total Virginia				15,866,354
Washington — 2.4%
King County, WA, GO, Limited Tax	3.000%	12/1/12	350,000	352,403
Seattle, WA, GO, Limited Tax Improvement	2.500%	3/1/13	415,000	419,693
Washington State HFC, Non-Profit Housing Revenue, Panorama City Project, LOC-Wells Fargo Bank N.A.	0.170%	1/1/27	4,185,000	4,185,000	(a)(b)
Washington State Higher EFA Revenue:
Seattle University Project, LOC-U.S. Bank N.A.	0.160%	5/1/28	5,375,000	5,375,000	(a)(b)
University of Puget Sound Project A, LOC-Bank of America N.A.	0.160%	10/1/30	2,830,000	2,830,000	(a)(b)
University of Puget Sound Project, LOC-Bank of America	0.160%	10/1/36	5,900,000	5,900,000	(a)(b)
Washington State Housing Finance Commission, Multi-Family Revenue, Pioneer Human Services, LOC-U.S. Bank N.A.	0.180%	7/1/29	1,385,000	1,385,000	(a)(b)
Total Washington				20,447,096
Wisconsin — 2.0%
Kewaunee County, WI, Revenue, NANS	1.500%	4/1/13	1,350,000	1,354,189
Mequon & Thiensville, WI, School District, Transportation	1.000%	9/4/12	1,500,000	1,500,056
Middleton-Cross Plains, WI, Area School District, GO, AGM	4.500%	4/1/13	435,000	445,744

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report	19

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Wisconsin — continued
Oak Creek, WI, GO, Promissory Notes	2.000%	5/1/13	$1,800,000	$1,819,000
Wisconsin State HEFA Revenue, Froedtert & Community Health, LOC-U.S. Bank N.A.	0.190%	4/1/35	12,500,000	12,500,000	(a)(b)
Total Wisconsin				17,618,989
Wyoming — 0.1%
Sweetwater County, WY, PCR, Refunding, Pacificorp Project, LOC-Barclays Bank PLC	0.200%	1/1/14	500,000	500,000	(a)(b)
Total Investments — 101.9% (Cost — $881,036,741#)				881,036,741
Liabilities in Excess of Other Assets — (1.9)%				(16,776,983)
Total Net Assets — 100.0%				$864,259,758

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Security is purchased on a when-issued basis.

(d)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSD	— Central School District
CTFS	— Certificates
DFA	— Development Finance Agency
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company — Insured Bonds
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IFA	— Industrial Finance Agency

See Notes to Financial Statements.

20	Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report

Schedule of investments (cont’d)

August 31, 2012

Western Asset Institutional AMT Free Municipal Money Market Fund

ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MUD	— Municipal Utility District
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
Radian	— Radian Asset Assurance — Insured Bonds
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TRAN	— Tax and Revenue Anticipation Note
USD	— Unified School District

Summary of Investments by Industry† (unaudited)
Education	23.4%
Health care	23.3
General obligation	14.6
Industrial revenue	11.9
Public facilities	7.4
Water & sewer	5.8
Miscellaneous	3.3
Transportation	2.9
Housing: multi-family	1.8
Housing: single family	1.5
Finance	1.3
Utilities	1.3
Local general obligation	0.6
Pollution control	0.5
Tax allocation	0.3
Life care systems	0.1
100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of August 31, 2012 and are subject to change.

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report	21

Western Asset Institutional AMT Free Municipal Money Market Fund

Ratings table* (unaudited)
Standard & Poor’s/Moody’s/Fitch**
A-1	49.5%
VMIG 1	30.4
SP-1	1.5
P-1	5.3
MIG 1	3.0
A	0.1
AA/Aa	1.9
AAA/Aaa	0.9
NR	7.4
100.0%

*	As a percentage of total investments.

**	Standard & Poor’s primary rating; Moody’s secondary; then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

See Notes to Financial Statements.

22	Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report

Statement of assets and liabilities

August 31, 2012

Assets:
Investments, at value	$881,036,741
Cash	26,574
Interest receivable	1,022,151
Receivable for Fund shares sold	7,991
Prepaid expenses	88,992
Total Assets	882,182,449

Liabilities:
Payable for securities purchased	17,721,990
Investment management fee payable	93,808
Trustees’ fees payable	3,664
Payable for Fund shares repurchased	3,644
Distributions payable	449
Accrued expenses	99,136
Total Liabilities	17,922,691
Total Net Assets	$864,259,758

Net Assets:
Par value (Note 4)	$8,643
Paid-in capital in excess of par value	864,407,663
Overdistributed net investment income	(1)
Accumulated net realized loss on investments	(156,547)
Total Net Assets	$864,259,758

Shares Outstanding:
Institutional Shares	864,269,336

Net Asset Value:
Institutional Shares	$1.00

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report	23

Statements of operations

For the Period Ended August 31, 2012 and the Year Ended May 31, 2012

	August 31†	May 31

Investment Income:
Interest	$581,066	$3,557,849

Expenses:
Investment management fee (Note 2)	580,959	2,755,585
Legal fees	31,888	127,578
Fund accounting fees	24,880	91,858
Registration fees	26,216	80,844
Audit and tax	24,681	35,500
Shareholder reports	13,242	24,109
Insurance	6,666	25,987
Trustees’ fees	3,047	29,439
Transfer agent fees	3,914	11,828
Custody fees	2,286	7,503
Miscellaneous expenses	107	5,146
Total Expenses	717,886	3,195,377
Less: Fee waivers and/or expense reimbursements (Note 2)	(246,631)	(717,380)
Net Expenses	471,255	2,477,997
Net Investment Income	109,811	1,079,852
Net Realized Gain (Loss) from Investments	(77)	4,176
Increase in Net Assets from Operations	$109,734	$1,084,028

†	For the period June 1, 2012 to August 31, 2012.

See Notes to Financial Statements.

24	Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report

Statements of changes in net assets

For the Period Ended August 31, 2012 and the Years Ended May 31,	August 31†	2012	2011

Operations:
Net investment income	$109,811	$1,079,852	$2,732,129
Net realized gain (loss)	(77)	4,176	11,939
Increase in Net Assets From Operations	109,734	1,084,028	2,744,068

Distributions to Shareholders From (Notes 1 and 5):
Net investment income	(109,811)	(1,079,852)	(3,093,868)
Decrease in Net Assets From Distributions to Shareholders	(109,811)	(1,079,852)	(3,093,868)

Fund Share Transactions (Note 4):
Net proceeds from sale of shares	172,498,365	1,117,512,718	1,388,271,264
Reinvestment of distributions	99,876	1,026,509	2,977,445
Cost of shares repurchased	(405,533,046)	(1,277,710,854)	(1,473,145,142)
Decrease in Net Assets From Fund Share Transactions	(232,934,805)	(159,171,627)	(81,896,433)
Decrease in Net Assets	(232,934,882)	(159,167,451)	(82,246,233)

Net Assets:
Beginning of year	1,097,194,640	1,256,362,091	1,338,608,324
End of year*	$864,259,758	$1,097,194,640	$1,256,362,091
* Includes overdistributed net investment income of:	$(1)	$(1)	$(1)

†	For the period June 1, 2012 to August 31, 2012.

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report	25

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Institutional Shares[1]	2012[2]		2012[3]	2011[3]	2010[3]	2009[3]		2008[3]

Net asset value, beginning of year	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000

Income (loss) from operations:
Net investment income	0.000	[4]	0.001	0.002	0.002	0.015		0.029
Net realized gain (loss)	(0.000)	[4]	0.000 [4]	0.000 [4]	(0.001)	(0.000)	[4]	0.000	[4]
Total income from operations	0.000	[4]	0.001	0.002	0.001	0.015		0.029

Less distributions from:
Net investment income	(0.000)	[4]	(0.001)	(0.002)	(0.001)	(0.015)		(0.029)
Net realized gains	—		—	—	—	(0.000)	[4]	(0.000)	[4]
Total distributions	(0.000)	[4]	(0.001)	(0.002)	(0.001)	(0.015)		(0.029)

Net asset value, end of year	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000
Total return[5]	0.01%		0.10%	0.23%	0.15%	1.49%		2.98%

Net assets, end of year (millions)	$864		$1,097	$1,256	$1,339	$2,015		$3,136

Ratios to average net assets:
Gross expenses	0.31%[6]		0.29%	0.28%	0.29%[7]	0.28%[7]		0.25%
Net expenses[8,9,10]	0.20	6,†	0.22	0.20	0.24 [7]	0.26	[7]	0.23
Net investment income	0.05	[6]	0.10	0.21	0.16	1.53		2.93

[1]	Effective September 28, 2009, Class A shares were renamed Institutional Shares.

[2]	For the period June 1, 2012 through August 31, 2012.

[3]	For the year ended May 31.

[4]	Amount represents less than $0.001 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

Included in the expense ratios are the Treasury Guarantee Program fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.27% and 0.22% for the year ended May 31, 2010, respectively, and 0.25% and 0.23% for the year ended May 31, 2009, respectively.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional Shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

†	In order to maintain a minimum yield, additional waivers were implemented.

See Notes to Financial Statements.

26	Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Western Asset Institutional AMT Free Municipal Money Market Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report	27

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$881,036,741	—	$881,036,741

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

28	Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report

Notes to financial statements (cont’d)

The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Fund’s investments may be dependent in part on the credit quality of the institutions supporting the Fund’s investments and changes in the credit quality of these institutions could cause losses to the Fund and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(f) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2012 no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report	29

Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current period ended August 31, 2012, the Fund had no reclassifications.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.250%
Next $1 billion	0.225
Next $3 billion	0.200
Next $5 billion	0.175
Over $10 billion	0.150

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of expenses other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Fund’s Institutional Shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The investment manager has voluntarily under taken to limit fund expenses in order to maintain a minimum yield. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the investment manager at any time without notice.

During the period ended August 31, 2012, fees waived and/or expenses reimbursed amounted to $246,631.

30	Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report

Notes to financial statements (cont’d)

The investment manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended August 31, 2012, the Fund did not invest in derivative instruments and does not have any intention to do so in the future.

4. Shares of beneficial interest

At August 31, 2012, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.

5. Income tax information and distributions to shareholders

Subsequent to the period ended August 31, 2012, the Fund has made the following distributions per share:

Record Date Payable Date
Daily 9/28/2012	$0.000030

The tax character of distributions paid during the fiscal period ended August 31, 2012, the fiscal year ended May 31, 2012 and the fiscal year ended May 31, 2011, was as follows:

	August 31, 2012†	May 31, 2012	May 31, 2011
Distributions Paid From:
Tax-exempt income	$109,811	$1,079,852	$3,064,156
Net long-term capital gains	—	—	29,712
Total distributions paid	$109,811	$1,079,852	$3,093,868

†	For the period June 1, 2012 to August 31, 2012.

As of August 31, 2012, there were no significant differences between the book and tax components of net assets.

Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report	31
As	of August 31, 2012, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
No Expiration	$(2,913)*
8/31/2016	(151,406)
8/31/2017	(2,228)
$(156,547)

These amounts will be available to offset any future taxable capital gains.

*	Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward these capital losses for an unlimited period. However, these losses will be required to be utilized prior to the fund’s other capital losses with the expiration dates listed above.

6. Legal matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the persons who were then the independent trustees of the Subject Trust. The Subject Trust was also named in the complaint as a nominal defendant.

The complaint raised derivative claims on behalf of the Subject Trust and putative class claims against the then independent trustees in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleged that the independent trustees had breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or to seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of a putative class of shareholders, the plaintiff alleged that the echo voting provisions applicable to the proxy solicitation process violated the 1940 Act and constituted a breach of fiduciary duty. The relief sought included rescission of the advisory agreement and an award of costs and attorney fees.

In advance of filing the complaint, Plaintiff’s lawyers had made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate those matters raised in the demand, and the expanded set of matters subsequently raised in the complaint. The demand review committee recommended that the action demanded by Plaintiff would not be in the best interests of the Subject Trust. The independent trustees of the Subject Trust considered the committee’s report, adopted the recommendation of the committee, and directed counsel to move to dismiss the complaint.

The Federal district court dismissed the complaint in its entirety in July 2007. In May 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal as to the class claims, and remanded the remaining claim relating to the demand review committee that had examined the derivative claim to the district court with instructions to convert the motion to dismiss into a motion for summary judgment. In July 2012, the district court granted summary judgment in favor of the

32	Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report

Notes to financial statements (cont’d)

defendants. In August 2012, Plaintiff filed an appeal, and the matter is now before the U.S. Court of Appeals for the Second Circuit.

7. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report	33

Report of independent registered public accounting firm

The Board of Trustees and Shareholders

Legg Mason Partners Institutional Trust:

We have audited the accompanying statement of assets and liabilities of Western Asset Institutional AMT Free Municipal Money Market Fund, a series of Legg Mason Partners Institutional Trust, including the schedule of investments, as of August 31, 2012, and the related statements of operations for the period from June 1, 2012 to August 31, 2012 and for the year ended May 31, 2012, the statements of changes in net assets for the period from June 1, 2012 to August 31, 2012 and each of the years in the two-year period ended May 31, 2012, and the financial highlights for the period from June 1, 2012 to August 31, 2012 and each of the years in the five-year period ended May 31, 2012. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Western Asset Institutional AMT Free Municipal Money Market Fund as of August 31, 2012, the results of its operations for the period from June 1, 2012 to August 31, 2012 and for the year ended May 31, 2012, the changes in its net assets for the period from June 1, 2012 to August 31, 2012 and each of the years in the two-year period ended May 31, 2012, and the financial highlights for the period from June 1, 2012 to August 31, 2012 and each of the years in the five-year period ended May 31, 2012, in conformity with the U.S. generally accepted accounting principles.

New York, New York

October 18, 2012

34	Western Asset Institutional AMT Free Municipal Money Market Fund

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Western Asset Institutional AMT Free Municipal Money Market Fund (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o R. Jay Gerken, 620 Eighth Avenue, 49th Floor, New York, New York 10018. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926 or 1-203-703-6002.

Independent Trustees†:
Elliott J. Berv
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	World Affairs Council (since 2009); formerly, Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (2001 to 2008); formerly, Director, Lapoint Industries (industrial filter company) (2002 to 2007); formerly, Director, Alzheimer’s Association (New England Chapter) (1998 to 2008)
A. Benton Cocanougher
Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during past five years	Retired; Dean Emeritus and Professor Emeritus, Texas A&M University (since 2008); Interim Dean, George Bush School of Government and Public Service, Texas A&M University (2009 to 2010); A.P. Wiley Professor, Texas A&M University (2001 to 2008); Interim Chancellor, Texas A&M University System (2003 to 2004); Dean of the Mays Business School, Texas A&M University (1987 to 2001)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Formerly, Director, First American Bank, Texas (1994 to 1999); formerly, Director, Randle Foods, Inc. (1991 to 1999); formerly, Director, Petrolon, Inc. (engine lubrication products) (1991 to 1994)

Western Asset Institutional AMT Free Municipal Money Market Fund	35

Independent Trustees cont’d
Jane F. Dasher
Year of birth	1949
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None
Mark T. Finn
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); Principal/Member, Balvan Partners (investment management) (2002 to 2009)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None
Stephen R. Gross
Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years	Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (since 1974); Executive Director of Business Builders Team, LLC (since 2005); formerly, Managing Director, Fountainhead Ventures, L.L.C. (technology accelerator) (1998 to 2003)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Director, Andersen Calhoun (assisted living) (since 1987); formerly, Director, United Telesis, Inc. (telecommunications) (1997 to 2002); formerly, Director, ebank Financial Services, Inc. (1997 to 2004)
Richard E. Hanson, Jr.
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired; formerly Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

36	Western Asset Institutional AMT Free Municipal Money Market Fund

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
Diana R. Harrington
Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Babson Distinguished Professor of Finance, Babson College (since 1992)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None
Susan M. Heilbron
Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); formerly, General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); formerly, Senior Vice President, New York State Urban Development Corporation (1984 to 1986)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); formerly, Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); formerly, Director, Alexander’s Inc. (department store) (1987 to 1990)
Susan B. Kerley
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Director and Trustee (since 1990) and Chairman (since 2005) of various series of MainStay Family of Funds (66 funds)
Alan G. Merten
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	President, George Mason University (since 1996)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Director, Cardinal Financial Corporation (since 2006); Trustee, First Potomac Realty Trust (since 2005); formerly, Director, Xybernaut Corporation (information technology) (2004 to 2006); formerly, Director, Digital Net Holdings, Inc. (2003 to 2004); formerly, Director, Comshare, Inc. (information technology) (1985 to 2003)

Western Asset Institutional AMT Free Municipal Money Market Fund	37

Independent Trustees cont’d
R. Richardson Pettit
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	Retired; formerly, Duncan Professor of Finance, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None
Interested Trustee and Officer:
R. Jay Gerken[3]
Year of birth	1951
Position(s) with Trust	Trustee, President, Chairman and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2002
Principal occupation(s) during past five years	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2005); Officer and Trustee/Director of 159 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); President and Chief Executive Officer (“CEO”) of LMPFA (since 2006); President and CEO of Smith Barney Fund Management LLC (“SBFM”) (formerly a registered investment adviser) (since 2002)
Number of funds in fund complex overseen by Trustee	159
Other board memberships held by Trustee during past five years	None
Additional Officers:
Ted P. Becker Legg Mason 620 Eighth Avenue, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

38	Western Asset Institutional AMT Free Municipal Money Market Fund

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Vanessa A. Williams Legg Mason 100 First Stamford Place, Stamford, CT 06902
Year of birth	1979
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer and Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Vice President of Legg Mason & Co. (since 2012); Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); formerly, Senior Compliance Officer of Legg Mason & Co. (2008 to 2011); formerly, Compliance Analyst of Legg Mason & Co. (2006 to 2008) and Legg Mason & Co. predecessors (prior to 2006)
Robert I. Frenkel Legg Mason 100 First Stamford Place, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)
Thomas C. Mandia Legg Mason 100 First Stamford Place, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary to SBFM (since 2002)

Western Asset Institutional AMT Free Municipal Money Market Fund	39

Additional Officers cont’d
Richard F. Sennett Legg Mason 100 International Drive, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Principal Financial Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); formerly, Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)
James Crowley Legg Mason 55 Water Street, New York, NY 10041
Year of birth	1966
Position(s) with Trust	Treasurer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Vice President of Legg Mason & Co. (since 2010); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); formerly, Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2011); formerly, Controller of Security Fair Valuation and Project Management for Legg Mason & Co. or its affiliates (prior to 2010)
Jeanne M. Kelly Legg Mason 620 Eighth Avenue, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005)

†	Trustees who are not “interested persons” of the Fund within the meaning of section 2(a)(19) of the 1940 Act.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Mr. Gerken is an “interested person” of the Fund, as defined in the 1940 Act, because of his position with LMPFA and/or certain of its affiliates.

40	Western Asset Institutional AMT Free Municipal Money Market Fund

Important tax information (unaudited)

All of the net investment income distributions paid monthly by the Fund during the taxable period ended August 31, 2012 qualify as tax-exempt interest dividends for Federal income tax purposes.

Please retain this information for your records.

Western Asset

Institutional AMT Free

Municipal Money Market Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

MarkT. Finn

R. Jay Gerken

Chairman

Stephen R. Gross

Richard E. Hanson Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Institutional AMT Free Municipal Money Market Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset Institutional AMT Free Municipal Money Market Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926 or 1-203-703-6002.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Institutional AMT Free Municipal Money Market Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE ANNUAL REPORT

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX013770 10/12 SR12-1758

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2011 and August 31, 2012 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $144,900 in 2011 and $48,300 in 2012.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $20,000 in 2011 and $0 in 2012. These services consisted of procedures performed in connection with the Re-domiciliation of the various reviews of Prospectus supplements, and consent issuances related to the N-1A filings for the Legg Mason Partners Institutional Trust.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Institutional Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional $11,350 in 2011 and $0 in 2012. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Institutional Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Institutional Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Institutional Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2011 and 2012; Tax Fees were 100% and 100% for 2011 and 2012; and Other Fees were 100% and 100% for 2011 and 2012.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Institutional Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Institutional Trust during the reporting period were $0 in 2012.

(h) Yes. Legg Mason Partners Institutional Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Institutional Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date:	October 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date:	October 25, 2012

By:	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer of
Legg Mason Partners Institutional Trust

Date:	October 25, 2012